Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A Common Stock
Weighted average shares outstanding	23,000,000	23,000,000	4,346,457	23,000,000	23,000,000	23,000,000
Diluted net income (loss) per share	$ (0.03)	$ 0.07	$ (0.44)	$ (0.16)	$ 0.28	$ 0.38
Class B Common Stock
Weighted average shares outstanding	5,750,000	5,750,000	4,346,457	5,750,000	5,750,000	575,000
Diluted net income (loss) per share	$ (0.03)	$ 0.07	$ (0.44)	$ (0.16)	$ 0.28	$ 0.38